Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 237,590	$ 275,332
Restricted cash and cash equivalents	324,605	328,640
Accounts receivable	47,845	46,729
Premiums receivable	97,637	75,297
Commission receivable	14,145	57,596
Prepaid expenses and other current assets	43,649	30,155
Deferred acquisition costs, net	84,994	81,535
Total current assets	850,465	895,284
Property and equipment, net	27,795	28,363
Long-Term Assets:
Prepaid expenses and other non-current assets	33,927	30,565
Intangible assets, net	84,249	76,171
Goodwill	11,510	11,488
Equity method investments	15,148	0
Total long-term assets	144,834	118,224
TOTAL ASSETS	1,023,094	1,041,871
Current Liabilities:
Accounts payable	9,733	9,084
Losses payable and provision for unpaid losses and loss adjustment expenses	111,871	109,351
Unearned premiums	181,472	175,199
Commissions payable	45,838	60,603
Due to insurers	74,429	58,031
Advanced premiums	29,459	13,867
Accrued expenses	34,241	46,074
Contract liabilities	21,253	21,723
Other current liabilities	5,394	1,886
Total current liabilities	513,690	495,818
Long-Term Liabilities:
Accrued expenses	8,127	13,166
Contract liabilities	19,167	19,667
Long-term debt	117,500	135,500
Deferred tax liability	11,002	10,510
Warrant liabilities	55,773	89,366
Other long-term liabilities	7,444	7,043
Total long-term liabilities	219,013	275,252
TOTAL LIABILITIES	732,703	771,070
Commitments and Contingencies
Redeemable non-controlling interest	0	593,277
STOCKHOLDERS' / MEMBERS' EQUITY
Preferred stock, $0.0001 par value (20,000,000 shares authorized, no shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively)	0	0
Additional paid-in capital	528,615	160,189
Accumulated earnings (deficit)	(454,768)	(482,276)
Accumulated other comprehensive income (loss)	92	(1,727)
Total stockholders' / members' equity	73,972	(323,781)
Non-controlling interest	216,419	1,305
Total equity	290,391	(322,476)
TOTAL LIABILITIES AND EQUITY	1,023,094	1,041,871
Class A Common Stock
STOCKHOLDERS' / MEMBERS' EQUITY
Common stock	8	8
Class V Common Stock
STOCKHOLDERS' / MEMBERS' EQUITY
Common stock	$ 25	$ 25